Note 19 - Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2025
Notes
Note 19 - Condensed financial information of the parent company

Note 19 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

PARENT COMPANY BALANCE SHEETS

	As of December 31, 2025	As of December 31, 2024

ASSETS
CURRENT ASSETS
Cash	$159,663	$2,057,850
Restricted cash	-	503,544
Prepayments, net	-	23,625
Other receivables and other current assets, net	-	16,000
Loans to subsidiaries	1,730,000	31,198
Total current assets	1,889,663	2,632,217

OTHER ASSETS
Investment in subsidiary	16,479,643	14,791,659
Total non-current assets	16,479,643	14,791,659

Total assets	18,369,306	17,423,876

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 11,793,485 and 10,440,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,179	1,179
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2024 and 2023	456	456
Additional paid-in capital	3,103,802	3,135,124
Retained earnings	15,285,889	15,299,304
Accumulated other comprehensive loss	(22,020)	(1,012,187)
Total shareholders’ equity	18,369,306	17,423,876

Total liabilities and shareholders’ equity	$18,369,306	$17,423,876

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

	For the Years Ended December 31,
	2025	2024	2023

OTHER (EXPENSE) INCOME
General and administrative expenses	$(1,012,303)	$(202,301)	$-
Other income, net	44,433	22,630	-
Equity (loss) income of subsidiaries	954,454	(300,348)	856,536
Total other (loss) income, net	(13,416)	(480,019)	856,536

NET (LOSS) INCOME	(13,416)	(480,019)	856,536
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	990,167	(727,743)	114,302
COMPREHENSIVE (LOSS) INCOME	$976,751	$(1,207,762)	$970,838

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2025	2024	2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(13,416)	$(480,019)	$856,536
Adjustments to reconcile net(loss) income to net cash used in operating activities:
Equity loss (income) of subsidiaries	(954,454)	300,348	(856,536)
Changes in prepayments and other receivables	264,941	(39,625)	-
Net cash used in operating activities	(702,929)	(219,296)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(1,698,802)	(31,198)	-
Net cash used in investing activities	(1,698,802)	(31,198)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares upon IPO	-	5,000,000	-
Proceeds from issuance of shares pursuant to exercise of over-allotment	-	413,940	-
Payments of initial public offering costs	-	(1,418,521)	-
Repayments to subsidiaries	-	(1,183,531)	-
Net cash provided by financing activities	-	2,811,888	-

Effect of exchange rate change on cash and restricted cash	-	-	-

Changes in cash and restricted cash	(2,401,731)	2,561,394	-

Cash and restricted cash, beginning of year	2,561,394	-	-

Cash and restricted cash, end of year	$159,663	$2,561,394	$-
Cash	159,663	2,057,850	-
Restricted cash	-	503,544	-